Annual Fund Operating Expenses	Aug. 28, 2025
Genter Capital Dividend Income ETF | Genter Capital Dividend Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.38%
Genter Capital International Dividend ETF | Genter Capital International Dividend ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.38%
Genter Capital Municipal Quality Intermediate ETF | Genter Capital Municipal Quality Intermediate ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.39%
Genter Capital Taxable Quality Intermediate ETF | Genter Capital Taxable Quality Intermediate ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.38%

[1]	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.